Note 5 - Other Real Estate Owned ("OREO") (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Real Estate Owned OREO [Abstract]
Real Estate Acquired Through Foreclosure	$ 1.4	$ 2.6
Mortgage Loans in Process of Foreclosure, Amount	$ 1.1